Ordinary Shares (Details) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Nov. 22, 2007	May 31, 2008	May 17, 2011	Dec. 31, 2013
Class of Stock [Line Items]
Ordinary shares, conversion features	The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Ordinary Shares [Member]
Class of Stock [Line Items]
Shares, issued		1	319,999,999
Ordinary shares, par value		$ 0.01		0.01
Ordinary shares, authorized				1,000,000,000
ADS [Member]
Class of Stock [Line Items]
Shares, issued				13,415,125
Shares offered by preferred share shareholders				1,267,500
Class A ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value	0.01				$ 0.01
Ordinary shares, authorized	680,000,000			680,000,000	680,000,000
Ordinary shares, voting rights	Holders of Class A ordinary shares are entitled to one vote per share
Ordinary shares, shares issued and outstanding	260,204,642				282,578,957
Class B ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value	0.01				$ 0.01
Ordinary shares, authorized	320,000,000			320,000,000	320,000,000
Ordinary shares, voting rights	Holders of Class B ordinary shares are entitled to 1.3 votes per share
Ordinary shares, shares issued and outstanding	317,325,360				317,325,360
Class B ordinary shares [Member] | Phoenix TV [Member]
Class of Stock [Line Items]
Conversion among ordinary shares				2,674,640
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares automatically converted to ordinary shares				130,000,000